UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
           --------------------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------------------
           New York, NY  10017
           --------------------------------------------------------------

Form 13F File Number:  28-6862
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    8/6/01
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               11
                                            ---------------------------
Form 13F Information Table Value Total:     $       104,366
                                            ---------------------------
                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2001

                                                                                                         ITEM 6:
                                                                               ITEM 5:            INVESTMENT DISCRETION
                                  ITEM 2:         ITEM 3:        ITEM 4:      Shares or                 (b) Shared
          ITEM 1:                Title of          Cusip          Fair        Principal                 as Defined   (c) Shared
       Name of Issuer              Class          Number      Market Value     Amount       (a) Sole   in Instr. V     Other
-------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP.          COM LIB GRP A         001957208      14,298,845     817,544       X
AMERICAN HOME PROD           COMMON STOCK          026609107       8,915,400     152,400       X
BERKSHIRE HATHAWAY CL B      CL B                  084670207       4,836,900       2,103       X
AMEX DIAMONDS                UNIT SER 1            252787106      21,441,798     203,800       X
EQUITY OFFICE PROP.          COMMON STOCK          294741103       2,147,677      67,900       X
GENL MOT CORP CL H           CL H                  370442832       7,044,422     337,700       X
LIBERTY DIGITAL INC.         CL A                  530436104         871,724     133,700       X
MERRILL LYNCH                COMMON STOCK          590188108       4,583,890      77,300       X
NEWS CORP.LTD.PFD.           SP ADR PFD            652487802      25,255,800     779,500       X
PHILIP MORRIS                COMMON STOCK          718154107      13,462,350     270,600       X
WORLDCOM INC                 COMMON STOCK          98157D106       1,507,344     101,300       X





                                                              104,366,150

Table continued...

                                                        ITEM 8:
                                                VOTING AUTHORITY SHARES
                                ITEM 7:
          ITEM 1:              Managers
       Name of Issuer          See Instr. V(a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
LIBERTY MEDIA CORP.                           X
AMERICAN HOME PROD                            X
BERKSHIRE HATHAWAY CL B                       X
AMEX DIAMONDS                                 X
EQUITY OFFICE PROP.                           X
GENL MOT CORP CL H                            X
LIBERTY DIGITAL INC.                          X
MERRILL LYNCH                                 X
NEWS CORP.LTD.PFD.                            X
PHILIP MORRIS                                 X
WORLDCOM INC                                  X
